UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09150

Industry Leaders® Fund
(Exact name of registrant as specified in charter)

175 Oak Ridge Ave Summit, NJ		07901
(Address of principal executive offices)		(Zip code)

Gerald P. Sullivan 175 Oak Ridge Ave Summit, NJ 07901
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(908) 273 5440

Date of fiscal year end:	6/30

Date of reporting period:	3/31/2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

INDUSTRY LEADERS® FUND

Portfolio of Investments — March 31, 2011 (unaudited)

Shares		Value
Common Stocks - 99.81%
	Aerospace/Defense - 3.41%
2,680	General Dynamics Corp.	$205,181
3,500	United Technologies Corp.	296,275
		501,456
	Agriculture - 2.23%
9,090	Archer-Daniels-Midland Co.	327,331

	Apparel - 0.70%
580	Nike, Inc. - Class B	43,906
600	VF Corp.	59,118
		103,024
	Auto Manufacturers - 0.15%
430	PACCAR, Inc.	22,511

	Banks - 14.77%
25,400	Bank of America Corp.	338,582
11,230	Bank of New York Mellon Corp. (The)	335,440
2,110	Goldman Sachs Group, Inc. (The)	334,372
7,342	JPMorgan Chase & Co.	338,466
5,330	Morgan Stanley	145,616
12,890	U.S. Bancorp	340,683
10,680	Wells Fargo & Co.	338,556
		2,171,715
	Beverages - 1.36%
3,020	Coca-Cola Co. (The)	200,377

	Biotechnology - 0.58%
1,590	Amgen, Inc. (a)	84,985

	Chemicals - 1.22%
1,210	Monsanto Co.	87,435
910	Praxair, Inc.	92,456
		179,891
	Commercial Services - 2.27%
1,950	SAIC, Inc. (a)	32,994
4,080	VISA, Inc., Class A	300,370
		333,364
	Computers - 3.18%
950	Apple, Inc. (a)	331,027
3,335	Hewlett-Packard Co.	136,635
		467,662
	Cosmetics/Personal Care - 1.68%
250	Estee Lauder Cos., Inc. (The)	24,090
3,620	Procter & Gamble Co. (The)	222,992
		247,082
	Diversified Financial Services - 1.97%
1,440	BlackRock, Inc.	289,454

	Electric - 2.93%
18,650	Duke Energy Corp.	338,497
2,430	Southern Co.	92,607
		431,104
	Electrical Components & Equipment - 0.98%
2,470	Emerson Electric Co.	144,322

	Electronics - 0.63%
1,660	Thermo Fisher Scientific, Inc. (a)	92,213

	Engineering & Construction - 0.45%
900	Fluor Corp.	66,294

	Health Care Products - 3.44%
5,640	Johnson & Johnson	334,170
4,350	Medtronic, Inc.	171,173
		505,343
	Health Care Services - 1.90%
6,170	UnitedHealth Group, Inc.	278,884

	Insurance - 9.21%
2,370	ACE Ltd.	153,339
4,060	Berkshire Hathaway, Inc., Class B (a)	339,538
6,790	Manulife Financial Corp.	120,115
6,860	MetLife, Inc.	306,848
1,210	PartnerRe Ltd.	95,880
5,690	Travelers Cos., Inc. (The)	338,441
		1,354,161
	Internet - 1.83%
460	Google, Inc., Class A (a)	269,657

	Iron/Steel - 0.48%
1,520	Nucor Corp.	69,950

	Leisure Time - 0.83%
3,160	Carnival Corp.	121,218

	Machinery-Construction & Mining - 1.61%
2,120	Caterpillar, Inc.	236,062

	Media - 3.24%
710	McGraw-Hill Cos., Inc. (The)	27,974
1,730	Thomson Reuters Corp.	67,885
7,810	Walt Disney Co. (The)	336,533
100	Washington Post Co. (The), Class B	43,756
		476,148
	Mining - 1.14%
3,220	Barrick Gold Corp.	167,150

	Miscellaneous Manufacturing - 2.64%
16,865	General Electric Co.	338,143
940	Illinois Tool Works, Inc.	50,497
		388,640
	Oil & Gas - 9.20%
1,436	Apache Corp.	188,001
3,138	Chevron Corp.	337,115
4,220	ConocoPhillips Co.	337,009
3,968	Exxon Mobil Corp.	333,828
1,500	Occidental Petroleum Corp.	156,735
		1,352,688
	Oil & Gas Services - 2.78%
840	National Oilwell Varco, Inc.	66,587
3,660	Schlumberger Ltd.	341,332
		407,919
	Pharmaceuticals - 4.86%
820	Abbott Laboratories	40,221
10,225	Merck & Co., Inc.	337,527
16,590	Pfizer, Inc.	336,943
		714,691

See accompanying Notes to Portfolio of Investments.

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INDUSTRY LEADERS® FUND

Portfolio of Investments (continued) — March 31, 2011 (unaudited)

Shares		Value
	Retail - 5.30%
4,340	Lowe’s Cos., Inc.	$114,706
1,190	McDonald’s Corp.	90,547
1,080	Target Corp.	54,011
4,450	Walgreen Co.	178,623
6,565	Wal-Mart Stores, Inc.	341,708
		779,595
	Semiconductors - 2.35%
3,250	Applied Materials, Inc.	50,765
14,580	Intel Corp.	294,079
		344,844
	Software - 3.05%
13,320	Microsoft Corp.	337,795
3,295	Oracle Corp.	109,954
		447,749
	Telecommunications - 5.44%
11,070	AT&T, Inc.	338,742
17,380	Cisco Systems, Inc.	298,067
4,240	Verizon Communications, Inc.	163,410
		800,219
	Textiles - 0.22%
1,090	Cintas Corp.	32,994

	Transportation - 1.78%
2,070	Canadian National Railway Co.	155,809
1,415	United Parcel Service, Inc., Class B	105,163
		260,972
	Total Common Stocks (Cost $11,597,729)	14,671,669

	Total Investments - 99.81% (Cost $11,597,729)(b)	$14,671,669

	Other Assets
	Net of Liabilities - 0.19%	28,194
	Net Assets — 100.00%	$14,699,863

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purpose is $11,597,729

Gross unrealized appreciation	$3,141,104
Gross unrealized depreciation	(67,164)
Net unrealized appreciation	$3,073,940

Transactions in written options for the nine months ended March 31, 2011 were as follows:

	Number of
	Contracts	Premium
Beginning of Period	—	$—
Call Options Written	154	19,923
Put Options Written	154	21,173
Call Options Exercised	(122)	(15,918)
Put Options Exercised	(25)	(2,451)
Call Options Expired	(32)	(4,005)
Put Options Expired	(129)	(18,722)
Outstanding, March 31, 2011	—	$—

See accompanying Notes to Portfolio of Investments.

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INDUSTRY LEADERS® FUND

Notes to Portfolio of Investments

For the Period Ended March 31, 2011 (unaudited)

A. Securities Valuation

Securities Valuation- The Industry Leaders® Fund’s (the “Fund”) investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its “fair value” by the committee (“Pricing Committee”) established by the Fund’s Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund’s Board of Trustees. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. As of March 31, 2011, the Fund only held securities with readily available market quotations.

Options Transactions- In the normal course of pursuing its investment objectives, the Fund is subject to price volatility risk. In order to produce incremental earnings and protect gains and minimize losses the Fund, as described in the prospectus, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of the profit if the market price of the underlying security increases. Also, the Fund may purchase call or put options with respect to securities that are permitted investments, as described in the Funds’ prospectus. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

The Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to the expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

The Fund records unrealized depreciation when the underlying security’s market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security’s market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

Per the prospectus, the Fund is only allowed to trade in options as a temporary defensive measure. For the period ended March 31, 2011, the Fund did not hold any options.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	03/31/11	Price	Inputs	Inputs
Common Stocks*	$14,671,669	$14,671,669	$—	$—

* Please refer to Portfolio of Investments for industry breakdown.

The Fund held only Level 1 securities during the nine-month period. The Fund did not hold any Level 2 or 3 securities during the nine-month period.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

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ITEM 2.  CONTROLS AND PROCEDURES.

a.               The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.              The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a)          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By:	/S/ Gerald P. Sullivan
Gerald P. Sullivan
President

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ GERALD P. SULLIVAN
Gerald P. Sullivan
Chief Financial Officer

Date:	May 25, 2011

EXHIBIT INDEX

(a)          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.